Goodwill	12 Months Ended
Apr. 30, 2022
Text Block [Abstract]
Goodwill
15.	GOODWILL

HK$
COST
At April 30, 2020	—
Arising in acquisition of PolicyPal (note 14)	58,675

At April 30, 2021 and 2022	58,675

There was no activity during the year ended April 30, 2022.
For the purpose of impairment testing, goodwill has been allocated to a cash-generating unit, PolicyPal. The recoverable amount of PolicyPal has been determined based on value in use calculation which uses cash flow projections based on financial budgets approved by management covering a
5-year
period, and pre-tax discount rate of 26.74
% and 28.03% for the years ended April 30, 2021 and 2022, respectively. Cash flows beyond the
5-year
period are extrapolated using a steady 1.5%
and 1.5% growth rate for the years ended April 30, 2021 and 2022, respectively. Other key assumptions for the value in use calculation relate to the estimation of cash inflows/outflows which include budgeted sales and gross margin and such estimation is based on PolicyPal’s past performance and management’s expectations for the market development. Based on the result of the assessment, management of the Group determined that the recoverable amount of the cash-generating unit is higher than the carrying amount. As at April 30, 2021 and 2022, the Company determined that there is no impairment of goodwill.
Management believes that any reasonably possible changes in any of these assumptions would not cause the carrying amount of PolicyPal to exceed its recoverable amount.